Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2024
Accounts Payable and Accrued Expenses [Abstarct]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	June 30,	December 31,
	2024	2023
Accounts payable	$1,653,002	$2,326,439
Accrued expenses	1,130,423	725,208
Payroll liabilities	120,448	132,734
	$2,903,873	$3,184,381